UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund: FDP Series, Inc.

Franklin Templeton Total Return FDP Fund

Invesco Value FDP Fund

Marsico Growth FDP Fund

MFS Research International FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2014

Date of reporting period: 02/28/2014

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2014 (Unaudited)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Common Stocks		Shares	Value

Automobiles — 0.0%
General Motors Co. (a)		696	$25,195

Paper & Forest Products — 0.0%
NewPage Holdings, Inc.		200	16,600

Total Common Stocks — 0.0%			41,795

Asset-Backed Securities		Par (000)

Aames Mortgage Investment Trust, Series 2005-4, Class M1, 0.86%, 10/25/35 (b)	USD	108	107,928
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, 0.98%, 6/25/34 (b)		369	359,590
Argent Securities, Inc., Series 2005-W2, Class A2C, 0.52%, 10/25/35 (b)		225	203,361
Bayview Financial Acquisition Trust, Series 2004-D, Class M1, 0.78%, 8/28/44 (b)		252	248,756
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 0.66%, 2/25/35 (b)		129	119,261
Citifinancial Mortgage Securities, Inc., Series 2003-4, Class AF6, 4.49%, 10/25/33 (b)		161	164,139
Conseco Financial Corp., Series 1996-9, Class M1, 7.63%, 8/15/27 (b)		148	161,987
Countryplace Manufactured Housing Contract Trust, Series 2005-1, Class A3, 4.80%, 12/15/35 (b)(c)		29	29,880
Countrywide Asset-Backed Certificates (b):
Series 2004-1, Class M1, 0.91%, 3/25/34		122	116,015
Series 2005-11, Class AF4, 5.10%, 2/25/36		700	561,408
Series 2005-14, Class 3A2, 0.40%, 4/25/36		6	6,045
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7, 7.27%, 6/15/29		578	582,432
GSAA Trust, Series 2005-5, Class M3, 1.10%, 2/25/35 (b)		210	191,155
Home Equity Mortgage Trust, Series 2004-4, Class M3, 1.13%, 12/25/34 (b)		178	158,921

Asset-Backed Securities		Par (000)	Value

JP Morgan Mortgage Acquisition Trust, Series 2006-ACC1, Class A4, 0.31%, 5/25/36 (b)	USD	69	$67,785
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1, 0.63%, 8/25/35 (b)		86	83,063
Morgan Stanley ABS Capital I Trust, Inc. (b):
Series 2003-HE1, Class M1, 1.36%, 5/25/33		233	217,071
Series 2005-WMC1, Class M2, 0.89%, 1/25/35		104	99,621
Residential Asset Securities Corp., Series 2005-AHL2, Class A2, 0.42%, 10/25/35 (b)		39	38,783
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF1, Class A5, 0.46%, 2/25/36 (b)		362	353,799

Total Asset-Backed Securities — 1.8%			3,871,000

Corporate Bonds

Aerospace & Defense — 0.2%
United Technologies Corp., 3.10%, 6/01/22		356	357,017

Beverages — 0.9%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		500	473,077
Constellation Brands, Inc., 7.25%, 5/15/17		800	926,000
Heineken NV, 2.75%, 4/01/23 (c)		700	652,215

			2,051,292

Biotechnology — 0.6%
Celgene Corp., 4.00%, 8/15/23		700	714,352
Gilead Sciences, Inc., 4.50%, 4/01/21		600	658,959

			1,373,311

Capital Markets — 1.1%
Export-Import Bank of Korea, 1.25%, 11/20/15		200	201,641
The Goldman Sachs Group, Inc., 2.38%, 1/22/18		200	202,773
Merrill Lynch & Co., Inc., 6.88%, 4/25/18		700	833,603
Morgan Stanley, 5.50%, 1/26/20		1,000	1,139,174

FDP SERIES, INC.	FEBRUARY 28, 2014	1

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Capital Markets (concluded)
Nuveen Investments, Inc., 9.13%, 10/15/17 (c)	USD	100	$104,750

			2,481,941

Chemicals — 0.8%
INEOS Group Holdings SA, 6.50%, 8/15/18 (c)	EUR	100	145,794
Kerling PLC, 10.63%, 2/01/17 (c)		100	147,347
LYB International Finance BV, 4.00%, 7/15/23	USD	400	407,816
LyondellBasell Industries NV, 5.75%, 4/15/24		500	576,203
PTT Global Chemical PCL, 4.25%, 9/19/22 (c)		200	189,673
RPM United Kingdom GP, 6.70%, 11/01/15 (c)		200	215,924

			1,682,757

Commercial Banks — 3.3%
AIB Mortgage Bank:
4.88%, 6/29/17	EUR	550	839,246
3.13%, 9/10/18		350	508,927
Banco do Brasil SA, 5.88%, 1/26/22 (c)	USD	500	493,750
Bank of Ireland Mortgage Bank, 3.25%, 6/22/15	EUR	400	567,044
CIT Group, Inc.:
5.00%, 5/15/17	USD	1,500	1,608,750
5.38%, 5/15/20		100	108,000
5.00%, 8/15/22		100	105,000
Export-Import Bank of Korea, 4.00%, 1/29/21		400	420,166
Halyk Savings Bank of Kazakhstan, 7.25%, 5/03/17		400	426,200
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (c)		200	207,500
HSBC Holdings PLC, 6.50%, 9/15/37		400	480,784
ING Bank NV, 1.89%, 9/25/15 (b)(c)		500	510,723
Regions Financial Corp., 7.75%, 11/10/14		57	59,779
The Royal Bank of Scotland Group PLC:
6.93%, 4/09/18	EUR	150	236,031
6.13%, 12/15/22	USD	100	104,934
Shinhan Bank, 1.88%, 7/30/18 (c)		300	295,039

Corporate Bonds		Par (000)	Value

Commercial Banks (concluded)
SVB Financial Group, 5.38%, 9/15/20	USD	300	$337,755

			7,309,628

Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		300	328,593

Communications Equipment — 0.1%
Nokia Siemens Networks Finance BV, 7.13%, 4/15/20 (c)	EUR	100	158,597

Computers & Peripherals — 0.1%
Apple, Inc., 2.40%, 5/03/23	USD	300	277,443

Construction & Engineering — 0.1%
Abengoa Finance SAU, 8.88%, 11/01/17 (c)		150	168,750

Construction Materials — 0.1%
Cemex SAB de CV, 9.00%, 1/11/18 (c)		200	217,750

Consumer Finance — 0.7%
American Express Credit Corp., 5.38%, 10/01/14	GBP	400	687,322
Discover Financial Services, 3.85%, 11/21/22	USD	400	394,445
Ford Motor Credit Co. LLC:
5.00%, 5/15/18		150	166,725
8.13%, 1/15/20		200	253,330

			1,501,822

Containers & Packaging — 0.2%
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		200	209,000
8.25%, 2/15/21		100	109,250

			318,250

Diversified Financial Services — 1.8%
Ally Financial, Inc.:
8.00%, 12/31/18		50	59,625
7.50%, 9/15/20		200	242,000
Banco Popolare, 4.75%, 3/31/16	EUR	100	146,096
Bank of America Corp., 5.63%, 10/14/16	USD	500	555,066
Citigroup, Inc., 3.50%, 5/15/23		1,000	947,747
Deutsche Bank AG, 4.30%, 5/24/28 (b)		500	466,381
General Electric Capital Corp., 6.00%, 8/07/19		500	592,625
JPMorgan Chase & Co., 4.25%, 10/15/20		700	753,334
SLM Corp.:
8.45%, 6/15/18		100	118,375

FDP SERIES, INC.	FEBRUARY 28, 2014	2

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
SLM Corp. (concluded):
5.50%, 1/15/19	USD	100	$105,750

			3,986,999

Diversified Telecommunication Services — 1.0%
CenturyLink, Inc., Series T, 5.80%, 3/15/22		200	205,000
Frontier Communications Corp.:
8.50%, 4/15/20		100	115,500
7.13%, 1/15/23		200	209,500
Telefonica Emisiones SAU:
4.95%, 1/15/15		250	258,434
4.57%, 4/27/23		500	509,333
Verizon Communications, Inc., 6.40%, 9/15/33		700	832,338
Verizon New York, Inc., Series B, 7.38%, 4/01/32		100	117,157

			2,247,262

Electric Utilities — 1.1%
Baltimore Gas & Electric Co., 3.35%, 7/01/23		300	296,906
Dominion Resources, Inc., 8.88%, 1/15/19		600	767,326
Georgia Power Co., 4.30%, 3/15/42		300	288,805
Pacific Gas & Electric Co.:
3.25%, 6/15/23		300	292,694
4.45%, 4/15/42		400	391,405
State Grid Overseas Investment 2013 Ltd., 3.13%, 5/22/23 (c)		300	280,805

			2,317,941

Energy Equipment & Services — 0.7%
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23		500	452,889
Energy Transfer Partners LP, 5.20%, 2/01/22		200	214,875
Lukoil International Finance BV, 4.56%, 4/24/23 (c)		500	466,875
Peabody Energy Corp., 6.25%, 11/15/21		200	206,500
Petrofac Ltd., 3.40%, 10/10/18 (c)		300	304,316

			1,645,455

Food & Staples Retailing — 2.0%
Cencosud SA, 4.88%, 1/20/23 (c)		500	476,227
CVS Caremark Corp.:
5.75%, 6/01/17		147	167,599
2.75%, 12/01/22		500	471,958
4.00%, 12/05/23		1,000	1,025,440
The Kroger Co., 4.00%, 2/01/24		1,000	1,017,655

Corporate Bonds		Par (000)	Value

Food & Staples Retailing (concluded)
Mondelez International, Inc., 4.00%, 2/01/24	USD	1,000	$1,015,202
Safeway, Inc., 3.95%, 8/15/20		300	298,448

			4,472,529

Food Products — 1.4%
Barry Callebaut Services NV, 5.50%, 6/15/23 (c)		200	205,806
Bunge Ltd. Finance Corp., 5.10%, 7/15/15		400	422,249
Dean Foods Co., 7.00%, 6/01/16		1,328	1,464,120
Kraft Foods Group, Inc., 3.50%, 6/06/22		800	804,534
Sigma Alimentos SA de CV, 5.63%, 4/14/18 (c)		200	220,000

			3,116,709

Health Care Equipment & Supplies — 0.7%
Baxter International, Inc., 3.20%, 6/15/23		500	491,689
DENTSPLY International, Inc., 4.13%, 8/15/21		500	510,784
PerkinElmer, Inc., 5.00%, 11/15/21		600	630,013

			1,632,486

Health Care Providers & Services — 0.6%
HCA Holdings, Inc., 6.25%, 2/15/21		100	109,000
HCA, Inc., 5.88%, 5/01/23		200	211,500
Medco Health Solutions, Inc., 7.13%, 3/15/18		800	954,760

			1,275,260

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		200	204,250
9.00%, 2/15/20		100	97,250
MGM Resorts International:
6.63%, 7/15/15		100	106,620
6.75%, 10/01/20		100	110,500

			518,620

Household Durables — 0.5%
DR Horton, Inc., 5.63%, 1/15/16		1,000	1,072,500

Independent Power Producers & Energy Traders — 0.3%
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 9/19/22 (c)		600	573,301

FDP SERIES, INC.	FEBRUARY 28, 2014	3

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Independent Power Producers & Energy Traders (concluded)
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.50%, 10/01/20 (c)	USD	200	$147,250

			720,551

Industrial Conglomerates — 0.3%
General Electric Co., 2.70%, 10/09/22		200	193,412
Hutchison Whampoa International Ltd. (c):
3.50%, 1/13/17		300	314,939
7.45%, 11/24/33		50	66,484

			574,835

Insurance — 1.3%
Aflac, Inc.:
8.50%, 5/15/19		100	129,439
3.63%, 6/15/23		500	501,347
The Allstate Corp.:
3.15%, 6/15/23		500	490,496
5.75%, 8/15/53 (b)		250	260,025
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (c)		600	638,869
Pricoa Global Funding I, 5.45%, 6/11/14 (c)		300	303,902
Prudential Covered Trust, Series 2012-1, 3.00%, 9/30/15 (c)		425	437,678

			2,761,756

IT Services — 0.0%
First Data Corp., 8.25%, 1/15/21 (c)		100	108,500

Media — 2.0%
21st Century Fox America, 7.25%, 5/18/18		400	486,909
Clear Channel Communications, Inc., 9.00%, 3/01/21		200	209,500
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/20		100	108,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22		500	494,198
DISH DBS Corp.:
5.88%, 7/15/22		200	210,500
5.00%, 3/15/23		100	99,250
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		100	110,250
6.63%, 12/15/22		200	211,000
NBCUniversal Media LLC, 2.88%, 1/15/23		400	384,631

Corporate Bonds		Par (000)	Value

Media (concluded)
Time Warner, Inc.:
4.05%, 12/15/23	USD	1,000	$1,019,387
6.10%, 7/15/40		200	228,915
Viacom, Inc., 4.25%, 9/01/23		800	825,958

			4,388,748

Metals & Mining — 0.6%
ArcelorMittal, 6.00%, 3/01/21		300	324,000
FMG Resources August 2006 Property Ltd., 6.88%, 4/01/22 (c)		200	217,000
Glencore Funding LLC, 4.13%, 5/30/23 (c)		500	480,075
Reliance Steel & Aluminum Co., 4.50%, 4/15/23		200	201,016

			1,222,091

Multi-Utilities — 0.3%
Sempra Energy, 2.88%, 10/01/22		600	570,707

Oil, Gas & Consumable Fuels — 3.0%
Apache Corp., 4.25%, 1/15/44		600	562,681
Canadian Natural Resources Ltd., 5.90%, 2/01/18		500	573,068
Chesapeake Energy Corp.:
6.63%, 8/15/20		200	228,500
5.75%, 3/15/23		50	53,750
CNPC General Capital, Ltd., 3.95%, 4/19/22 (c)		600	589,336
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (c)		400	441,212
Energy Transfer Equity LP, 7.50%, 10/15/20		200	228,500
Enterprise Products Operating LLC:
3.35%, 3/15/23		300	292,675
Series B, 7.03%, 1/15/68 (b)		100	111,750
Gazprom OAO Via Gaz Capital SA, 6.21%, 11/22/16 (c)		500	553,600
Kinder Morgan Energy Partners LP, 3.45%, 2/15/23		200	189,479
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (c)		200	220,500
Linn Energy LLC/Linn Energy Finance Corp., 7.00%, 11/01/19 (c)		100	104,250
Plains Exploration & Production Co., 6.63%, 5/01/21		100	109,250
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23 (c)		200	196,500
Samson Investment Co., 10.75%, 2/15/20 (c)		100	111,125

FDP SERIES, INC.	FEBRUARY 28, 2014	4

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Valero Energy Corp., 9.38%, 3/15/19	USD	800	$1,048,962
Weatherford International Ltd., 5.95%, 4/15/42		900	956,254

			6,571,392

Paper & Forest Products — 0.5%
Georgia-Pacific LLC, 3.73%, 7/15/23 (c)		1,000	994,800
NewPage Corp., 11.38%, 12/31/14 (a)(d)		92	—

			994,800

Personal Products — 0.2%
Avon Products, Inc., 5.00%, 3/15/23		500	499,270

Pharmaceuticals — 0.6%
AbbVie, Inc.:
2.90%, 11/06/22		500	482,809
4.40%, 11/06/42		400	393,160
Zoetis, Inc., 3.25%, 2/01/23		500	482,310

			1,358,279

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.:
3.50%, 1/31/23		500	473,852
5.00%, 2/15/24		500	522,707
ERP Operating LP, 5.75%, 6/15/17		500	567,789
Health Care REIT, Inc., 4.13%, 4/01/19		500	533,706
Healthcare Realty Trust, Inc., 6.50%, 1/17/17		500	563,474

			2,661,528

Semiconductors & Semiconductor Equipment — 0.4%
Maxim Integrated Products, Inc., 3.38%, 3/15/23		1,000	943,569

Specialty Retail — 0.1%
Edcon Proprietary Ltd., 9.50%, 3/01/18 (c)	EUR	200	270,539

Tobacco — 0.7%
Altria Group, Inc.:
9.70%, 11/10/18	USD	111	147,585
4.00%, 1/31/24		900	899,823
Lorillard Tobacco Co., 2.30%, 8/21/17		500	511,299

			1,558,707

Transportation Infrastructure — 0.4%
DP World Ltd., 6.85%, 7/02/37 (c)		380	404,700

Corporate Bonds		Par (000)	Value

Transportation Infrastructure (concluded)
Sydney Airport Finance Co. Property Ltd., 3.90%, 3/22/23 (c)	USD	500	$490,270

			894,970

Wireless Telecommunication Services — 0.3%
Sprint Communications, Inc.:
7.00%, 3/01/20 (c)		200	231,000
6.00%, 11/15/22		200	205,000
Wind Acquisition Finance SA, 11.75%, 7/15/17 (c)		200	211,750

			647,750

Total Corporate Bonds — 30.5%			67,260,904

Floating Rate Loan Interests (b)

Aerospace & Defense — 0.1%
Transdigm, Inc., Term Loan C, 3.75%, 2/28/20		189	189,873

Airlines — 0.0%
Delta Air Lines, Inc., 2ndTerm Loan, 3.50%, 4/20/17		96	96,316

Auto Components — 0.0%
Autoparts Holdings Ltd., 1st Lien Term Loan, 6.50%, 7/28/17		37	37,124

Building Products — 0.1%
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		186	186,762

Capital Markets — 0.1%
Guggenheim Partners LLC, Term Loan B, 4.25%, 7/17/20		294	296,489

Chemicals — 0.9%
Arysta LifeScience Corp., 1st Lien Term Loan, 4.50%, 5/29/20		538	539,331
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.00%, 2/01/20		368	369,131
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		304	303,512
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/08/20		275	276,540
OCI Beaumont LLC, Term Loan B2, 6.25%, 8/20/19		33	34,029
Oxbow Carbon LLC, 1st Lien Term Loan, 4.25%, 7/19/19		237	238,866

FDP SERIES, INC.	FEBRUARY 28, 2014	5

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Chemicals (concluded)
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20	USD	223	$223,465

			1,984,874

Commercial Services & Supplies — 0.2%
ARAMARK Corp.:
Extended Synthetic Line of Credit 2, 3.65%, 7/26/16		14	14,496
Extended Synthetic Line of Credit 3, 3.65%, 7/26/16 (e)		—	123
Term Loan E, 4.00%, 9/09/19		100	99,583
Term Loan F, 3.75%, 7/26/16		129	128,558
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		195	195,132

			437,892

Computers & Peripherals — 0.1%
Dell Inc., Term Loan B, 4.50%, 4/29/20		231	230,789

Containers & Packaging — 0.0%
Exopack, LLC, Term Loan B, 5.25%, 5/08/19		95	95,978

Diversified Financial Services — 0.5%
Asurion LLC, Term Loan B1, 4.50%, 5/24/19		18	18,148
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18		610	614,241
TransUnion LLC, Term Loan, 4.25%, 2/10/19		419	420,147

			1,052,536

Electrical Equipment — 0.1%
WESCO Distribution, Inc., Term Loan B, 3.75%, 12/12/19		193	193,104

Energy Equipment & Services — 0.1%
Pacific Drilling SA, Term Loan B, 4.50%, 6/04/18		324	326,055

Food Products — 0.2%
Del Monte Foods Co., Term Loan, 4.00%, 2/12/20		348	347,175

Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		290	292,802
Community Health Systems, Inc., Term Loan E, 3.40% - 3.50%, 1/25/17		109	109,448

Floating Rate Loan Interests (b)		Par (000)	Value

Health Care Providers & Services (concluded)
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16	USD	152	$152,824
Term Loan B2, 4.00%, 11/01/19		362	363,498

			918,572

Hotels, Restaurants & Leisure — 0.3%
Hilton Worldwide Finance, LLC, Term Loan B2, 3.75%, 10/26/20		149	149,385
P.F. Chang's China Bistro Inc., Term Loan B, 4.26% - 5.00%, 7/02/19		491	494,647

			644,032

Internet Software & Services — 0.2%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		553	554,470

IT Services — 0.2%
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/20		425	425,995

Machinery — 0.1%
Terex Corporation, Term Loan, 3.50%, 4/28/17		230	230,701

Media — 0.4%
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		53	53,145
Entravision Communications Corp., Term Loan B, 3.50%, 5/29/20		61	60,109
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		684	688,062
UPC Financing Partnership, Term Loan A-F, 4.00%, 1/29/21		52	52,130
Zuffa LLC, Term Loan B, 4.50%, 2/25/20		63	63,074

			916,520

Metals & Mining — 0.2%
American Rock Salt Holdings LLC, Term Loan, 4.75%, 4/25/17		305	308,709
FMG Resources August 2006 Property Ltd., Term Loan B, 4.25%, 6/28/19		96	96,859

			405,568

Personal Products — 0.3%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		392	398,073

FDP SERIES, INC.	FEBRUARY 28, 2014	6

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)		Value

Personal Products (concluded)
Otter Products, LLC, Term Loan, 5.25%, 4/29/19	USD	165		$165,323

				563,396

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc., Series E Term Loan B, 3.75%, 8/05/20		111		111,699

Road & Rail — 0.1%
Global TIP Finance BV, Term Loan C, 6.50%, 10/23/20		149		144,876

Specialty Retail — 0.9%
BJ's Wholesale Club, Inc., 1st Lien Term Loan, 4.50%, 9/26/19		640		643,338
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		252		252,923
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.75%, 7/26/19		221		223,557
The Neiman Marcus Group, Inc., Term Loan B, 5.00%, 10/26/20		72		72,902
Party City Holdings, Inc., Refinancing Term Loan B, 4.25%, 7/29/19		313		312,730
Sears Holding Corporation, Term Loan, 5.50%, 6/30/18		420		420,912

				1,926,362

Total Floating Rate Loan Interests — 5.6%				12,317,158

Foreign Agency Obligations
Brazil Notas do Tesouro Nacional, 10.00%, 1/01/17	BRL	1,200	(f)	486,454
Hungary Government Bond:
8.00%, 2/12/15	HUF	2,940		13,632
7.75%, 8/24/15		900		4,245
5.50%, 12/22/16		149,300		684,569
6.75%, 11/24/17		890		4,226
5.50%, 12/20/18		6,860		31,094
6.00%, 1/11/19	EUR	120		182,133
3.88%, 2/24/20		40		55,488
7.50%, 11/12/20	HUF	190		938
7.00%, 6/24/22		190		903
6.00%, 11/24/23		250		1,115
Iceland Government International Bond, 5.88%, 5/11/22 (c)	USD	100		106,875
Ireland Government Bond:
4.50%, 10/18/18	EUR	34		53,160
4.40%, 6/18/19		64		99,870
5.90%, 10/18/19		149		248,806
4.50%, 4/18/20		113		176,656

Foreign Agency Obligations		Par (000)		Value

Ireland Government Bond (concluded):
5.00%, 10/18/20	EUR	186		$299,238
5.40%, 3/13/25		201		330,573
Korea Monetary Stabilization Bond:
3.59%, 4/02/14	KRW	437,940		410,568
3.28%, 6/02/14		519,220		487,195
2.82%, 8/02/14		14,200		13,314
2.78%, 10/02/14		56,600		53,070
2.84%, 12/02/14		247,290		232,003
2.74%, 2/02/15		33,310		31,229
2.47%, 4/02/15		486,000		454,286
2.76%, 6/02/15		606,700		568,881
2.80%, 8/02/15		435,280		408,267
2.81%, 10/02/15		60,000		56,261
Korea Treasury Bond:
3.50%, 6/10/14		332,710		312,389
3.25%, 12/10/14		126,990		119,496
3.25%, 6/10/15		32,100		30,276
2.75%, 12/10/15		250,830		234,937
3.00%, 12/10/16		2,045,500		1,923,797
Lithuania Government International Bond (c):
6.75%, 1/15/15	USD	130		136,435
7.38%, 2/11/20		310		378,200
Malaysia Government Bonds:
3.43%, 8/15/14	MYR	530		162,097
3.74%, 2/27/15		3,260		1,001,670
3.84%, 8/12/15		450		138,793
4.72%, 9/30/15		509		159,217
3.20%, 10/15/15		355		108,509
3.17%, 7/15/16		600		182,900
4.24%, 2/07/18		2,250		701,996
Mexican Bonos:
7.00%, 6/19/14	MXN	930	(g)	70,835
9.50%, 12/18/14		10,460	(g)	824,463
6.00%, 6/18/15		137	(g)	10,613
8.00%, 12/17/15		10,948	(g)	882,574
6.25%, 6/16/16		1,707	(g)	134,840
7.25%, 12/15/16		15,021	(g)	1,219,108
Peru Government Bond, 7.84%, 8/12/20	PEN	615	(h)	242,283
Poland Government Bond:
0.00%, 7/25/14 (i)	PLN	15		4,930
5.50%, 4/25/15		642		219,414
0.00%, 7/25/15 (i)		1,457		464,743
6.25%, 10/24/15		535		186,768
0.00%, 1/25/16 (i)		3,675		1,152,473
5.00%, 4/25/16		1,235		425,605
2.72%, 1/25/17 (b)		376		124,525
2.72%, 1/25/21 (b)		381		123,766
Poland Government International Bond, 6.38%, 7/15/19	USD	340		404,600

FDP SERIES, INC.	FEBRUARY 28, 2014	7

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)	Value

Republic of Ghana, 8.50%, 10/04/17 (c)	USD	100	$102,000
Republic of Hungary:
3.50%, 7/18/16	EUR	20	28,465
4.38%, 7/04/17		45	64,827
5.75%, 6/11/18		95	142,274
Republic of Serbia, 4.88%, 2/25/20 (c)	USD	300	297,375
Russian Government International Bond, 7.50%, 3/31/30 (c)		701	812,812
Ukraine Government International Bond, 7.95%, 2/23/21 (c)		200	177,500
Vietnam Government International Bond, 6.75%, 1/29/20 (c)		320	350,400

Total Foreign Agency Obligations — 8.9%			19,552,954

Municipal Bonds

Alabama Federal Aid Highway Finance Authority, RB, 5.00%, 9/01/25		575	652,774
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2014, Series BB, 5.00%, 6/15/46		160	169,632
Coachella Valley Unified School District, GO, Series D, AGM, 5.00%, 8/01/37		230	237,981
Colorado Independent School District, GO, (PSF-GTD), 5.00%, 8/15/38		200	219,760
Commonwealth of Massachusetts, GO, Series A, 4.50%, 12/01/43		160	161,661
County of Nassau NY, GO, Series B:
5.00%, 4/01/39		270	281,815
5.00%, 4/01/43		270	279,971
Evansville Local Public Improvement Bond Bank, RB, Series A, 5.00%, 7/01/36		50	53,612
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20		300	297,681
JobsOhio Beverage System, Refunding RB, Series A, 5.00%, 1/01/38		450	471,928
Kansas Development Finance Authority, Refunding RB:
5.25%, 6/01/38		130	139,211
5.25%, 6/01/42		130	137,704

Municipal Bonds		Par (000)	Value

Kansas Development Finance Authority, Refunding RB (concluded):
Wichita State University Union Corporation Student House Project, Series F-1, 5.00%, 6/01/46	USD	160	$164,387
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 7/01/41		250	262,027
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 3/01/30		120	130,230
New York State Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/29		800	900,944
Puerto Rico Electric Power Authority, RB, Series A, 6.75%, 7/01/36		425	311,249
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44		475	407,388
State of Arkansas, GO, 3.25%, 6/15/22		700	747,481
State of California, GO, Various Purposes, 6.00%, 11/01/39		210	247,924
State of Hawaii, GO, 5.00%, 8/01/30		45	51,074
State of Illinois, GO, 5.88%, 3/01/19		495	554,440
State of Minnesota, GO, Refunding Series F, 4.00%, 10/01/24		200	223,044
State of Mississippi, GO, Series B, 5.00%, 12/01/31		50	56,683
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38		150	157,433
State of Washington, GO, Refunding, 5.00%, 7/01/24		60	71,462
State of Washington, GO, Series D, 5.00%, 2/01/23		50	59,092
University of California, Refunding RB, 5.00%, 5/15/48 (b)		925	1,111,341

Total Municipal Bonds — 3.9%			8,559,929

FDP SERIES, INC.	FEBRUARY 28, 2014	8

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations — 0.7%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 1.84%, 10/25/34 (b)	USD	214	$210,862
Bear Stearns Alt-A Trust, Series 2004-13, Class A2, 1.04%, 11/25/34 (b)		90	84,533
Citigroup Mortgage Loan Trust 2013-A, Series 2013-A, Class A, 3.00%, 5/25/42 (b)(c)		203	205,935
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 9/25/19		119	124,831
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 5.34%, 3/26/36 (b)(c)		368	380,563
Lehman ABS Corp. Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 5.00%, 12/25/33		135	140,280
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-I, Class 2A1, 2.65%, 7/25/34 (b)		101	101,004
Series 2004-W, Class A9, 2.62%, 11/25/34 (b)		168	173,522
Series 2007-3, Class 3A1, 5.50%, 4/25/22		43	44,213

			1,465,743

Commercial Mortgage-Backed Securities — 6.3%

Banc of America Commercial Mortgage Trust 2007-3, Series 2007-3, Class AM, 5.60%, 6/10/49 (b)		735	815,351
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4:
Class AJ, 5.70%, 7/10/46 (b)		732	759,092
Class AM, 5.68%, 7/10/46		500	545,014
Bear Stearns Commercial Mortgage Securities:
Series 2006-PW11, Class AJ, 5.44%, 3/11/39 (b)		694	727,833
Series 2006-PW12, Class AJ, 5.75%, 9/11/38 (b)		112	116,061
Series 2006-PW13, Class AJ, 5.61%, 9/11/41 (b)		640	658,333

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities (concluded):
Series 2007-PW15, Class A4, 5.33%, 2/11/44	USD	381	$415,184
Series 2007-PW16, Class A4, 5.71%, 6/11/40 (b)		850	958,085
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AM, 5.72%, 6/11/40 (b)		950	1,070,660
Citigroup Commercial Mortgage Trust:
Series 2006-C5, Class AJ, 5.48%, 10/15/49		210	209,327
Series 2007-C6, Class AM, 5.71%, 12/10/49 (b)		506	562,793
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AJ, 5.69%, 10/15/48		425	409,692
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class B, 4.94%, 5/10/43		750	329,040
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ, 5.82%, 7/10/38 (b)		640	665,523
Series 2006-GG7, Class AM, 5.82%, 7/10/38 (b)		190	208,164
Series 2007-GG9, Class A4, 5.44%, 3/10/39		908	1,000,939
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		400	430,365
Series 2006-CB16, Class B, 5.67%, 5/12/45 (b)		350	281,544
Series 2006-CB17, Class AM, 5.46%, 12/12/43		700	733,865
Series 2006-LDP7, Class AJ, 5.84%, 4/15/45 (b)		640	656,542
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 5.85%, 6/15/38 (b)		390	414,095
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AM, 6.08%, 12/12/49 (b)		850	964,267
Morgan Stanley Capital I Trust, Inc., Series 2006-HQ8, Class AJ, 5.50%, 3/12/44 (b)		260	271,493

FDP SERIES, INC.	FEBRUARY 28, 2014	9

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Talisman Finance PLC, Series 6, Class A, 0.46%, 10/22/16 (b)	EUR	530	$697,765

			13,901,027

Total Non-Agency Mortgage-Backed Securities — 7.0%			15,366,770

US Government Sponsored Agency Securities

Agency Obligations — 1.9%
Fannie Mae, 5.38%, 6/12/17	USD	1,000	1,143,640
Freddie Mac:
2.88%, 2/09/15		2,000	2,050,360
6.25%, 7/15/32		800	1,056,875

			4,250,875

Collateralized Mortgage Obligations — 0.6%
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 0.41%, 2/25/37 (b)		535	533,629
Freddie Mac Mortgage-Backed Securities, Series 2643, Class OG, 5.00%, 7/15/32		794	807,696

			1,341,325

Mortgage-Backed Securities — 19.0%
Fannie Mae Mortgage-Backed Securities:
6.00%, 6/01/21 - 9/01/38		977	1,091,110
3.00%, 3/01/29 - 3/01/44 (j)		14,200	14,431,304
1.74%, 10/01/32 (b)		95	99,586
1.50%, 5/01/33 (b)		13	12,886
2.03%, 9/01/34 (b)		411	433,903
5.50%, 11/01/34 - 3/01/36		2,164	2,400,891
2.06%, 4/01/35 (b)		19	19,668
2.31%, 4/01/35 (b)		203	216,856
5.00%, 8/01/35 - 4/01/37		310	338,366
6.50%, 1/01/36		71	80,016
3.50%, 3/01/44 (j)		950	963,063
4.00%, 3/01/44 (j)		11,800	12,367,875
Freddie Mac Mortgage-Backed Securities:
4.50%, 9/01/20		36	38,695
6.00%, 10/01/21 - 2/01/39		156	169,130
5.00%, 7/01/23 - 2/01/39		1,253	1,365,618
2.03%, 11/01/27 (b)		187	197,605
2.46%, 4/01/32 (b)		70	74,013
2.51%, 9/01/32 (b)		11	11,894
5.50%, 11/01/37		6	6,571
6.50%, 9/01/38		21	23,141
3.00%, 3/01/44 (j)		3,100	3,004,578
4.00%, 3/01/44 (j)		2,200	2,300,117

US Government Sponsored Agency Securities		Par (000)	Value

Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities:
6.50%, 12/20/37 - 7/15/38	USD	238	$269,100
3.50%, 3/01/44 (j)		1,800	1,853,578

			41,769,564

Total US Government Sponsored Agency Securities — 21.5%			47,361,764

US Treasury Obligations

US Treasury Bonds:
4.75%, 2/15/37		400	485,000
4.63%, 2/15/40		2,100	2,510,155
4.38%, 5/15/41		900	1,035,563
3.13%, 11/15/41		700	644,984
3.13%, 2/15/42		1,600	1,471,750
3.00%, 5/15/42		700	626,938
2.88%, 5/15/43		900	780,188
US Treasury Inflation Indexed Bonds:
2.00%, 1/15/16		1,174	1,254,780
0.13%, 4/15/16		1,584	1,637,738
US Treasury Notes:
1.88%, 4/30/14		1,100	1,103,137
2.25%, 5/31/14		1,500	1,507,910
2.25%, 1/31/15		1,000	1,019,219
4.00%, 2/15/15		1,000	1,036,758
2.50%, 4/30/15		2,900	2,978,958
4.13%, 5/15/15		500	523,711
4.50%, 11/15/15		400	428,828
4.88%, 8/15/16		3,600	3,984,188
3.00%, 8/31/16		5,400	5,734,125
4.63%, 11/15/16		900	997,102
4.63%, 2/15/17		1,000	1,114,531
3.13%, 4/30/17		1,100	1,180,093
4.50%, 5/15/17		350	390,824
4.75%, 8/15/17		1,400	1,582,109
2.75%, 12/31/17		500	531,406
3.50%, 2/15/18		5,000	5,457,420
3.75%, 11/15/18		8,300	9,183,817
2.75%, 2/15/19		7,300	7,733,437
3.63%, 8/15/19		2,000	2,204,532
3.63%, 2/15/20		5,900	6,507,057

Total US Treasury Obligations — 29.7%			65,646,258

Other Interests (k)		Beneficial Interest (000)

General Motors II		7	—

FDP SERIES, INC.	FEBRUARY 28, 2014	10

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Other Interests		Beneficial Interest (000)		Value

Motors Liquidation Co. GUC Trust (a)	USD	-	(e) $	5,204

Total Other Interests — 0.0%				5,204

Capital Trusts		Par (000)

Commercial Banks — 0.6%
Bank of America Corp., Series M, 8.13% (b)(l)		300		342,000
Wachovia Capital Trust III, 5.57% (b)(l)		1,000		967,500

				1,309,500

Diversified Financial Services — 0.3%
JPMorgan Chase & Co., Series 1, 7.90% (b)(l)		575		645,265

Electric Utilities — 0.2%
Electricite de France SA, 5.25% (b)(c)(l)		500		503,500

Insurance — 0.3%
MetLife, Inc., 6.40%, 12/15/66		600		625,800
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 3/15/72 (b)(c)		100		115,750

				741,550

Total Capital Trusts — 1.4%				3,199,815

Preferred Stocks — 0.3%		Shares

Commercial Banks — 0.3%
US Bancorp, 6.00% (b)(l)		24,000		661,440

Trust Preferreds — 0.0%

Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2, 8.13%		3,800		102,784

Warrants (m)

Automobiles — 0.0%
General Motors Co. (Issued/Exercisable 11/02/10, 1.0 Share for 1 Warrant, Expires 7/10/16, Strike Price USD 10.00) (a)		631		17,012

Warrants (m)		Shares		Value

Automobiles (concluded)
General Motors Co. (Issued/Exercisable 11/02/10, 1.0 Share for 1 Warrant, Expires 7/10/19, Strike Price USD 18.33) (a)		631		$11,642

Total Warrants — 0.0%				28,654

Total Long-Term Investments (Cost — $238,285,027) — 110.6%				243,976,429

Short-Term Securities		Par (000)

Foreign Agency Obligations

Hungary — 0.1%
Hungary Treasury Bills (n):
4.47%, 3/05/14	HUF	6,860		30,543
4.60%, 3/05/14		33,310		148,306
4.63%, 3/05/14		11,800		52,537
4.13%, 6/25/14		2,280		10,062

				241,448

Malaysia — 0.5%
Bank Negara Malaysia Monetary Notes (n):
Series 1013, 2.90%, 3/06/14	MYR	625		190,708
Series 1213, 2.90%, 3/13/14		30		9,149
Series 1413, 2.85%, 3/27/14		20		6,093
Series 1413, 2.86%, 3/27/14		10		3,046
Series 1613, 2.87%, 4/03/14		70		21,314
Series 1613, 2.90%, 4/03/14		60		18,268
Series 2113, 2.87%, 4/24/14		20		6,080
Series 2813, 2.85%, 5/15/14		10		3,034
Series 2813, 2.91%, 5/15/14		80		24,273
Series 2913, 2.85%, 5/20/14		10		3,033
Series 2913, 2.85%, 5/20/14		130		39,428
Series 3113, 2.85%, 5/27/14		90		27,281
Series 3113, 2.85%, 5/27/14		215		65,171
Series 3113, 2.91%, 5/27/14		55		16,672
Series 3313, 2.87%, 6/03/14		20		6,059
Series 3513, 2.86%, 6/05/14		30		9,087
Series 3513, 2.86%, 6/05/14		30		9,087
Series 3713, 2.87%, 6/17/14		10		3,026
Series 3813, 2.95%, 6/19/14		90		27,231
Series 4313, 2.86%, 7/08/14		10		3,021
Series 4313, 2.86%, 7/08/14		70		21,148
Series 4413, 2.87%, 7/15/14		140		42,271
Series 4413, 2.90%, 7/15/14		30		9,058
Series 4613, 2.87%, 7/24/14		200		60,343
Series 4613, 2.90%, 7/24/14		30		9,051

FDP SERIES, INC.	FEBRUARY 28, 2014	11

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)	Value

Malaysia (concluded)
Bank Negara Malaysia Monetary Notes (n) (concluded):
Series 4813, 2.89%, 8/05/14	MYR	230	$69,327
Series 4913, 2.86%, 8/14/14		240	72,287
Series 5113, 2.87%, 8/21/14		25	7,526
Series 5113, 2.93%, 8/21/14		60	18,062
Series 5513, 2.83%, 9/09/14		50	15,028
Series 5713, 2.83%, 9/18/14		50	15,017
Series 6013, 2.85%, 10/02/14		90	26,999
Series 6213, 2.87%, 10/16/14		20	5,993
Series 6213, 2.90%, 10/16/14		110	32,962
Series 6213, 2.90%, 10/16/14		60	17,979
Series 6613, 2.95%, 10/28/14		205	61,369
Series 6613, 2.95%, 10/28/14		275	82,325
Series 6713, 2.94%, 6/12/14		80	24,219
Series 6713, 2.86%, 11/06/14		20	5,983
Series 6713, 2.88%, 11/06/14		90	26,923
Malaysia Treasury Bills, 2.90%, 5/30/14 (n)		30	9,091

			1,124,022

Mexico — 0.1%
Mexico Cetes, Series BI (n):
3.66%, 3/20/14	MXN	1,170	88,082
3.85%, 4/03/14		289	21,725
3.82%, 4/30/14		288	21,596
4.00%, 4/30/14		667	50,015
4.06%, 4/30/14		687	51,515

			232,933

Philippines — 0.0%
Philippine Treasury Bills (n):
0.46%, 3/05/14	PHP	1,630	36,518
0.20%, 4/02/14		1,020	22,848

Foreign Agency Obligations		Par (000)	Value

Philippines (concluded)
Philippine Treasury Bills (n) (concluded):
0.73%, 9/03/14	PHP	1,160	$25,790

			85,156

Republic of Korea — 0.1%
Korea Monetary Stabilization Bond, Series 1405, 2.55%, 5/09/14	KRW	213,400	199,908

Singapore — 0.4%
Singapore Treasury Bills (n):
0.23%, 5/16/14	SGD	350	275,953
Series 182, 0.28%, 5/02/14		390	307,524
Series 365, 0.20%, 5/02/14		370	291,754

			875,231

Total Foreign Agency Obligations — 1.2%			2,758,698

Time Deposits — 2.0%

Europe — 0.0%
Brown Brothers Harriman & Co., 0.02%, 3/03/14	EUR	65	89,282

Singapore — 0.2%
Brown Brothers Harriman & Co., 0.05%, 3/03/14	SGD	492	387,995

United States — 1.8%
Brown Brothers Harriman & Co., 0.04%, 3/03/14	USD	4,028	4,027,779

Total Time Deposits — 2.0%			4,505,056

Total Short-Term Securities (Cost — $7,319,827) — 3.2%			7,263,754

Options Purchased (Cost — $2,118,241) — 0.9%			1,890,462

Total Investments (Cost — $247,723,095*) — 114.7%			253,130,645
Liabilities in Excess of Other Assets — (14.7)%			(32,492,356)

Net Assets — 100.0%			$220,638,289

*	As of February 28, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost			$247,765,204

Gross unrealized appreciation			$7,847,355
Gross unrealized depreciation			(2,481,914)

Net unrealized appreciation			$5,365,441

FDP SERIES, INC.	FEBRUARY 28, 2014	12

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Amount is less than $500.
(f)	Security trades in units with each unit equal to a par amount of BRL 1,000.
(g)	Security trades in units with each unit equal to a par amount of MXN 100.
(h)	Security trades in units with each unit equal to a par amount of PEN 1,000.
(i)	Zero-coupon bond.
(j)	Represents or includes a TBA transaction. Unsettled TBA transactions as of February 28, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation

Bank of America N.A.	$12,367,875	$46,094
BNP Paribas S.A.	$3,004,578	$4,844
Credit Suisse AG	$3,263,180	$10,610
J.P. Morgan Securities LLC	$1,853,578	$10,547
Morgan Stanley & Co. LLC	$4,079,742	$6,070
Nomura Securities International, Inc.	$10,351,562	$54,687

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	Security is perpetual in nature and has no stated maturity date.
(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(n)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

Portfolio Abbreviations
ABS	Asset-Backed Security
AGM	Assured Guaranty Municipal Corp.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
DKK	Danish Krone
EDA	Economic Development Authority
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
HUF	Hungarian Forint
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PCL	Public Company Limited
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
PSF-GTD	Public School Fund Guaranteed
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
USD	US Dollar
FDP SERIES, INC.	FEBRUARY 28, 2014	13

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation

7	2-Year US Treasury Note	Chicago Board of Trade	June 2014	USD	1,539,125	$495

•	Forward foreign currency exchange contracts outstanding as of February 28, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

USD	12,888	MYR	42,273	Brown Brothers Harriman & Co.	3/03/14	$(14)
USD	12,669	PHP	566,502	Brown Brothers Harriman & Co.	3/03/14	(23)
USD	387,644	SGD	491,843	Brown Brothers Harriman & Co.	3/03/14	(352)
CAD	42,000	USD	40,536	HSBC Bank PLC	3/06/14	(2,608)
USD	37,889	CAD	42,000	HSBC Bank PLC	3/06/14	(38)
CAD	53,000	USD	51,035	Barclays Bank PLC	3/07/14	(3,175)
CAD	47,000	USD	45,177	HSBC Bank PLC	3/07/14	(2,735)
USD	47,812	CAD	53,000	Barclays Bank PLC	3/07/14	(47)
USD	42,400	CAD	47,000	HSBC Bank PLC	3/07/14	(42)
USD	124,321	EUR	95,800	Deutsche Bank AG	3/18/14	(7,911)
SGD	152,100	USD	119,253	Deutsche Bank AG	3/19/14	733
SGD	174,000	USD	139,473	HSBC Bank PLC	3/19/14	(2,211)
SGD	108,000	USD	84,293	JPMorgan Chase Bank N.A.	3/19/14	904
USD	37,604	EUR	28,700	JPMorgan Chase Bank N.A.	3/19/14	(2,010)
USD	62,400	EUR	48,000	JPMorgan Chase Bank N.A.	3/20/14	(3,854)
USD	62,114	EUR	48,000	JPMorgan Chase Bank N.A.	3/21/14	(4,140)
USD	62,346	EUR	48,000	JPMorgan Chase Bank N.A.	3/24/14	(3,908)
USD	49,195	EUR	38,000	JPMorgan Chase Bank N.A.	3/25/14	(3,256)
AUD	1,204,643	USD	1,229,700	Deutsche Bank AG	3/31/14	(156,689)
USD	909,023	AUD	984,643	Deutsche Bank AG	3/31/14	31,972
USD	100,441	AUD	110,000	Deutsche Bank AG	3/31/14	2,461
USD	98,076	AUD	110,000	Deutsche Bank AG	3/31/14	96
EUR	104,750	USD	142,481	Deutsche Bank AG	4/10/14	2,103
USD	138,609	EUR	105,646	Deutsche Bank AG	4/10/14	(7,211)
CLP	34,940,000	USD	71,430	Morgan Stanley & Co. LLC	4/14/14	(9,206)
CLP	31,310,000	USD	63,567	Morgan Stanley & Co. LLC	4/21/14	(7,843)
EUR	102,621	USD	139,092	Deutsche Bank AG	4/22/14	2,553
EUR	568,078	USD	769,972	Deutsche Bank AG	4/22/14	14,132
USD	135,213	EUR	102,621	Deutsche Bank AG	4/22/14	(6,432)
USD	745,772	EUR	568,078	Deutsche Bank AG	4/22/14	(38,332)
USD	61,715	EUR	47,248	Barclays Bank PLC	4/25/14	(3,500)
CLP	25,162,000	USD	50,653	JPMorgan Chase Bank N.A.	4/28/14	(5,899)
EUR	100,000	USD	135,550	Deutsche Bank AG	5/09/14	2,478
USD	131,275	EUR	100,000	Deutsche Bank AG	5/09/14	(6,753)
USD	267,278	EUR	207,000	Deutsche Bank AG	5/19/14	(18,442)
CAD	208,440	USD	200,000	Deutsche Bank AG	5/28/14	(12,142)
EUR	29,106	USD	39,454	Deutsche Bank AG	6/18/14	721
SGD	163,700	USD	130,438	Deutsche Bank AG	6/18/14	(1,291)
USD	348,028	EUR	260,578	Deutsche Bank AG	6/18/14	(11,652)
SGD	131,000	USD	104,051	HSBC Bank PLC	6/20/14	(701)
USD	181,067	EUR	138,600	Deutsche Bank AG	7/03/14	(10,247)
EUR	106,359	USD	144,190	Deutsche Bank AG	7/17/14	2,621
USD	140,042	EUR	106,359	Deutsche Bank AG	7/17/14	(6,769)
USD	125,810	EUR	95,745	Deutsche Bank AG	7/23/14	(6,351)
FDP SERIES, INC.	FEBRUARY 28, 2014	14

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Forward foreign currency exchange contracts outstanding as of February 28, 2014 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	509,894	EUR	385,000	Barclays Bank PLC	7/28/14	$(21,544)
USD	25,121	EUR	18,969	Citibank N.A.	7/28/14	(1,063)
CLP	132,465,000	USD	250,335	Morgan Stanley & Co. LLC	7/29/14	(16,747)
USD	144,590	EUR	108,890	Barclays Bank PLC	8/04/14	(5,719)
USD	48,988	EUR	36,797	Citibank N.A.	8/08/14	(1,806)
USD	13,855	EUR	10,398	Citibank N.A.	8/11/14	(498)
USD	110,422	EUR	82,368	Barclays Bank PLC	8/25/14	(3,278)
SEK	8,850,000	USD	1,351,228	Deutsche Bank AG	8/27/14	25,308
USD	300,000	EUR	223,697	Deutsche Bank AG	8/27/14	(8,789)
USD	1,360,701	SEK	8,850,000	Deutsche Bank AG	8/27/14	(15,834)
EUR	850,000	USD	1,164,415	Deutsche Bank AG	8/29/14	8,920
PHP	52,545,000	USD	1,183,979	JPMorgan Chase Bank N.A.	8/29/14	(11,400)
USD	2,711,352	EUR	2,030,367	Deutsche Bank AG	8/29/14	(91,354)
USD	27,221	EUR	20,375	Barclays Bank PLC	9/19/14	(905)
USD	68,127	EUR	50,324	Barclays Bank PLC	9/24/14	(1,343)
USD	100,303	EUR	74,000	JPMorgan Chase Bank N.A.	10/01/14	(1,852)
USD	657,119	GBP	421,500	Deutsche Bank AG	10/01/14	(47,532)
USD	9,066	EUR	6,585	Barclays Bank PLC	10/27/14	(24)
CLP	84,164,600	USD	159,654	Deutsche Bank AG	10/31/14	(12,275)
USD	20,747	EUR	15,341	Barclays Bank PLC	11/05/14	(432)
USD	1,160,249	EUR	857,000	Deutsche Bank AG	11/10/14	(22,899)
USD	5,443	EUR	4,082	JPMorgan Chase Bank N.A.	11/12/14	(192)
SGD	823,234	USD	660,516	Morgan Stanley & Co. LLC	11/17/14	(10,870)
USD	133,596	EUR	98,696	JPMorgan Chase Bank N.A.	11/20/14	(2,663)
CAD	42,000	USD	38,004	Barclays Bank PLC	1/09/15	(352)
CAD	59,000	USD	53,389	Barclays Bank PLC	1/09/15	(498)
CAD	68,000	USD	61,532	Barclays Bank PLC	1/09/15	(572)
CAD	84,000	USD	76,002	Barclays Bank PLC	1/09/15	(699)
CAD	83,000	USD	74,114	Citibank N.A.	1/09/15	293
CAD	42,000	USD	38,009	Deutsche Bank AG	1/09/15	(358)
CAD	62,000	USD	55,439	Deutsche Bank AG	1/09/15	141
CAD	41,000	USD	36,864	Deutsche Bank AG	1/09/15	(109)
CAD	83,000	USD	74,707	Deutsche Bank AG	1/09/15	(301)
CAD	83,000	USD	74,944	Deutsche Bank AG	1/09/15	(537)
CLP	88,700,000	USD	153,063	Barclays Bank PLC	1/09/15	1,345
SGD	378,780	USD	300,262	Deutsche Bank AG	1/09/15	(1,318)
USD	50,900	EUR	36,980	Barclays Bank PLC	1/09/15	(160)
USD	114,136	EUR	82,955	JPMorgan Chase Bank N.A.	1/09/15	(403)
USD	20,855	DKK	120,000	Deutsche Bank AG	1/15/15	(1,386)
USD	10,530	DKK	60,000	Deutsche Bank AG	1/15/15	(590)
USD	238,511	EUR	182,000	Deutsche Bank AG	2/06/15	(12,796)
USD	107,120	EUR	83,000	Deutsche Bank AG	2/06/15	(7,487)
CAD	53,000	USD	47,433	Barclays Bank PLC	2/09/15	46
CAD	42,000	USD	37,586	HSBC Bank PLC	2/09/15	39
CAD	47,000	USD	42,061	HSBC Bank PLC	2/09/15	43
USD	1,409,939	EUR	1,070,000	Deutsche Bank AG	6/05/15	(68,775)
USD	144,949	EUR	112,766	Deutsche Bank AG	6/22/15	(10,913)
USD	542,986	DKK	3,120,000	Deutsche Bank AG	1/15/16	(37,073)
USD	537,880	DKK	3,060,000	Deutsche Bank AG	1/15/16	(31,025)
USD	239,330	EUR	182,000	Deutsche Bank AG	2/05/16	(12,716)
USD	107,535	EUR	83,000	Deutsche Bank AG	2/05/16	(7,409)
USD	291,038	EUR	220,000	Deutsche Bank AG	8/05/16	(15,320)
USD	218,625	EUR	165,000	Deutsche Bank AG	8/05/16	(11,143)
Total						$(749,834)

FDP SERIES, INC.	FEBRUARY 28, 2014	15

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Over-the-counter options purchased as of February 28, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value

EUR Currency	Barclays Bank PLC	Call	EUR	4.23	4/28/14	EUR	557	$4,322
USD	Citibank N.A.	Call	JPY	1,072.65	5/28/14	USD	1,600	27,096
USD	Citibank N.A.	Put	EUR	1.49	7/24/14	EUR	1,950	230,456
USD	Citibank N.A.	Put	JPY	90.00	7/24/14	JPY	1,222,500	1,594,629
EUR Currency	Barclays Bank PLC	Put	EUR	8.96	5/23/14	EUR	1,300	33,959
Total								$1,890,462

•	Over-the-counter credit default swaps – buy protection outstanding as of February 28, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation

First Data Corp.	5.00%	Deutsche Bank AG	3/20/15	USD	130	$(5,949)	$(3,292)	$(2,657)
First Data Corp.	5.00%	Barclays Bank PLC	3/20/15	USD	370	(16,931)	(8,592)	(8,339)
DR Horton, Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	USD	1,000	(93,872)	(79,204)	(14,668)
Dean Foods Co.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	USD	1,328	(123,603)	(90,556)	(33,047)
Tenet Healthcare Corp.	5.00%	Barclays Bank PLC	12/20/16	USD	560	(57,141)	(47,454)	(9,687)
Constellation Brands, Inc.	5.00%	Deutsche Bank AG	6/20/17	USD	800	(114,581)	(81,372)	(33,209)
CIT Group, Inc.	5.00%	Goldman Sachs International	6/20/17	USD	1,500	(183,484)	(155,337)	(28,147)
Merrill Lynch & Co., Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	700	(11,956)	11,669	(23,625)
Total						$(607,517)	$(454,138)	$(153,379)

FDP SERIES, INC.	FEBRUARY 28, 2014	16

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Over-the-counter credit default swaps – sold protection outstanding as of February 28, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

First Data Corp.	5.00%	Deutsche Bank AG	3/20/16	B-	USD	100	$7,108	$(361)	$7,469
First Data Corp.	5.00%	Barclays Bank PLC	3/20/16	B-	USD	100	7,107	2,851	4,256
First Data Corp.	5.00%	Barclays Bank PLC	3/20/16	B-	USD	300	21,322	—	21,322
Berkshire Hathaway, Inc.	1.00%	Deutsche Bank AG	9/20/17	AA	USD	350	6,901	(2,479)	9,380
Bank of America Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	A-	USD	700	11,956	(11,669)	23,625
Markit LCDX North American Index Series 19	2.50%	Barclays Bank PLC	12/20/17	NR	USD	388	17,237	4,041	13,196
Markit LCDX North American Index Series 19	2.50%	Barclays Bank PLC	12/20/17	NR	USD	388	17,237	4,057	13,180
Berkshire Hathaway, Inc.	1.00%	Credit Suisse Securities (USA) LLC	3/20/18	AA	USD	400	8,076	(1,922)	9,998
Markit LCDX North American Index Series 20	2.50%	Credit Suisse Securities (USA) LLC	6/20/18	NR	USD	198	8,307	5,506	2,801
Markit LCDX North American Index Series 21	2.50%	Credit Suisse Securities (USA) LLC	12/20/18	NR	USD	300	13,529	11,103	2,426
Tenet Healthcare Corp.	5.00%	Barclays Bank PLC	12/20/18	B+	USD	400	40,442	25,758	14,684
Republic of Brazil	1.00%	Barclays Bank PLC	3/20/19	BBB-	USD	900	(30,103)	(40,509)	10,406
Republic of Indonesia	1.00%	Barclays Bank PLC	3/20/19	BB+	USD	1,000	(43,465)	(49,938)	6,473
Republic of Indonesia	1.00%	Barclays Bank PLC	3/20/19	BB+	USD	1,200	(52,158)	(59,931)	7,773
Peoples Republic of China	1.00%	JPMorgan Chase Bank N.A.	3/20/19	AA-	USD	250	921	(297)	1,218
Freeport-McMoRan Copper & Gold, Inc.	1.00%	Deutsche Bank AG	3/20/23	BBB	USD	500	(40,281)	(32,658)	(7,623)
General Motors Co.	5.00%	Barclays Bank PLC	12/20/23	BB+	USD	100	23,698	19,845	3,853
Markit MCDX North American Index Series 21	1.00%	Goldman Sachs International	12/20/23	NR	USD	1,050	(51,257)	(55,538)	4,281
Markit CMBX North America AJ Index Series 2	1.09%	Credit Suisse Securities (USA) LLC	3/15/49	NR	USD	200	(18,323)	(29,482)	11,159
Markit CMBX North America AJ Index Series 2	1.09%	Credit Suisse Securities (USA) LLC	3/15/49	NR	USD	100	(9,162)	(13,731)	4,569
Total							$(60,908)	$(225,354)	$164,446

1	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
2	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
FDP SERIES, INC.	FEBRUARY 28, 2014	17

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks:	$25,195	—	$16,600	$41,795
Asset-Backed Securities	—	$3,871,000	—	3,871,000
Corporate Bonds	—	67,260,904	—	67,260,904
Floating Rate Loan Interests	—	12,138,252	178,906	12,317,158
Foreign Agency Obligations	—	19,552,954	—	19,552,954
Municipal Bonds	—	8,559,929	—	8,559,929
Non-Agency Mortgage-Backed Securities	—	15,366,770	—	15,366,770
US Government Sponsored Agency Securities	—	47,361,764	—	47,361,764
US Treasury Obligations	—	65,646,258	—	65,646,258
Other Interests	5,204	—	—	5,204
Capital Trusts	—	3,199,815	—	3,199,815
Preferred Stocks	661,440	—	—	661,440
Trust Preferreds	102,784	—	—	102,784
Warrants	28,654	—	—	28,654
Short-Term Investments:
Foreign Agency Obligations		2,758,698		2,758,698
Time Deposits	—	4,505,056	—	4,505,056
Options Purchased:
Foreign Currency Exchange Contracts	—	1,890,462	—	1,890,462

Total	$823,277	$252,111,862	$195,506	$253,130,645

[1]	See above Schedule of Investments for values in each sector.
FDP SERIES, INC.	FEBRUARY 28, 2014	18

Schedule of Investments (concluded)	Franklin Templeton Total Return FDP Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Credit contracts	—	$172,069	—	$172,069
Foreign currency exchange contracts	—	96,909	—	96,909
Interest rate contracts	$495	—	—	495
Liabilities:	—	—
Credit contracts	—	(161,002)	—	(161,002)
Foreign currency exchange contracts	(388)	(846,355)	—	(846,743)
Interest rate contracts
Total	$107	$(738,379)	—	$(738,272)

[2]	Derivative financial instruments are futures, swaps, and foreign currency exchange contracts which are valued at the unrealized appreciation/deprecation on the instrument.

The carrying amount for certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged as collateral for over-the-counter derivatives	$1,270,000	—	—	$1,270,000
Foreign currency at value	453,130	—	—	453,130
Liabilities:
Bank overdraft	—	$(1,036)	—	(1,036)

Total	$1,723,130	$(1,036)	—	$1,722,094

There were no transfers between levels during the period ended February 28, 2014.

FDP SERIES, INC.	FEBRUARY 28, 2014	19

Schedule of Investments February 28, 2014 (Unaudited)	Invesco Value FDP Fund
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Aerospace & Defense — 2.1%
Honeywell International, Inc.	12,797	$1,208,549
Textron, Inc.	46,704	1,854,149

		3,062,698

Auto Components — 1.1%
Johnson Controls, Inc.	33,106	1,635,436

Automobiles — 2.0%
General Motors Co. (a)	80,848	2,926,698

Capital Markets — 5.5%
The Bank of New York Mellon Corp.	96,137	3,076,384
The Goldman Sachs Group, Inc.	8,980	1,494,721
Morgan Stanley	73,039	2,249,601
State Street Corp.	15,803	1,037,783

		7,858,489

Commercial Banks — 4.0%
Fifth Third Bancorp	76,972	1,669,908
The PNC Financial Services Group, Inc. (b)	500	40,890
US Bancorp	17,899	736,365
Wells Fargo & Co.	71,470	3,317,637

		5,764,800

Communications Equipment — 1.4%
Cisco Systems, Inc.	90,909	1,981,816

Computers & Peripherals — 1.8%
Hewlett-Packard Co.	88,400	2,641,392

Diversified Financial Services — 9.0%
Bank of America Corp.	155,704	2,573,787
Citigroup, Inc.	118,399	5,757,743
JPMorgan Chase & Co.	81,034	4,604,352

		12,935,882

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	15,684	500,790
Verizon Communications, Inc.	28,618	1,361,645
Vivendi SA	17,261	492,208

		2,354,643

Electric Utilities — 1.7%
FirstEnergy Corp.	21,603	664,940
PPL Corp.	55,031	1,776,951

		2,441,891

Electrical Equipment — 1.2%
Emerson Electric Co.	25,599	1,670,591

Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	91,734	1,767,714

Energy Equipment & Services — 5.3%
Halliburton Co.	60,412	3,443,484

Common Stocks	Shares	Value

Energy Equipment & Services (concluded)
Noble Corp. PLC	16,537	$513,474
Weatherford International Ltd. (a)	223,761	3,730,096

		7,687,054

Food & Staples Retailing — 1.8%
CVS Caremark Corp.	34,981	2,558,510

Food Products — 3.3%
ConAgra Foods, Inc.	69,384	1,970,506
Mondelez International, Inc., Class A	35,883	1,221,098
Tyson Foods, Inc., Class A	11,122	438,763
Unilever NV - NY Shares	29,660	1,173,350

		4,803,717

Health Care Providers & Services — 4.7%
Cardinal Health, Inc.	14,375	1,028,244
Express Scripts Holding Co. (a)	13,394	1,008,702
UnitedHealth Group, Inc.	39,241	3,032,152
WellPoint, Inc.	19,376	1,755,272

		6,824,370

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	57,468	2,279,181

Household Durables — 0.7%
Newell Rubbermaid, Inc.	28,968	930,162

Industrial Conglomerates — 2.0%
General Electric Co.	113,486	2,890,488

Insurance — 4.2%
Aflac, Inc.	13,827	886,034
The Allstate Corp.	50,703	2,751,145
MetLife, Inc.	36,986	1,874,081
The Travelers Cos., Inc.	6,084	510,082

		6,021,342

Internet Software & Services — 2.2%
eBay, Inc. (a)	38,177	2,243,662
Yahoo!, Inc. (a)	24,646	953,061

		3,196,723

Machinery — 1.4%
Ingersoll-Rand PLC	33,082	2,022,634

Media — 7.3%
Comcast Corp., Class A	40,932	2,115,775
Time Warner Cable, Inc.	13,740	1,928,409
Time Warner, Inc.	15,199	1,020,309
Twenty-First Century Fox, Inc.	60,112	1,955,443

FDP SERIES, INC.	FEBRUARY 28, 2014	1

Schedule of Investments (continued)	Invesco Value FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Media (concluded)
Viacom, Inc., Class B	40,076	$3,515,868

		10,535,804

Metals & Mining — 1.1%
Alcoa, Inc.	137,707	1,616,680

Multi-Utilities — 0.9%
PG&E Corp.	27,564	1,214,470

Multiline Retail — 1.8%
Kohl's Corp.	27,851	1,564,948
Target Corp.	16,222	1,014,524

		2,579,472

Oil, Gas & Consumable Fuels — 10.5%
BP PLC - ADR	59,579	3,015,293
Chevron Corp.	15,012	1,731,334
Murphy Oil Corp.	31,084	1,845,457
Occidental Petroleum Corp.	18,034	1,740,642
QEP Resources, Inc.	52,303	1,513,126
Royal Dutch Shell PLC - ADR	39,278	2,862,188
Suncor Energy, Inc.	75,367	2,490,125

		15,198,165

Paper & Forest Products — 1.1%
International Paper Co.	31,453	1,537,737

Pharmaceuticals — 10.5%
Bristol-Myers Squibb Co.	38,751	2,083,641
GlaxoSmithKline PLC - ADR	26,710	1,494,157
Merck & Co., Inc.	59,603	3,396,775
Novartis AG, Registered Shares	25,868	2,152,996
Pfizer, Inc.	79,119	2,540,511
Roche Holding AG - ADR	40,370	1,549,401

Common Stocks	Shares	Value

Pharmaceuticals (concluded)
Sanofi - ADR	37,903	$1,964,892

		15,182,373

Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp.	48,638	1,204,277

Software — 2.5%
Autodesk, Inc. (a)	17,400	912,804
Microsoft Corp.	68,662	2,630,441

		3,543,245

Wireless Telecommunication Services — 0.3%
Vodafone Group PLC, ADR (a)	11,048	459,265

Total Long-Term Investments (Cost — $94,453,219) — 96.6%		139,327,719

Short-Term Securities	Par (000)

United States — 4.3%
Brown Brothers Harriman & Co., 0.04%, 3/03/14	$6,196,881	6,196,881

Total Short-Term Securities (Cost — $6,196,881) — 4.3%		6,196,881

Total Investments (Cost — $100,650,100*) — 100.9%		145,524,600
Liabilities in Excess of Other Assets — (0.9)%		(1,307,386)

Net Assets — 100.0%		$144,217,214

*	As of February 28, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$102,010,071

Gross unrealized appreciation		$46,287,693
Gross unrealized depreciation		(2,773,164)

Net unrealized appreciation		$43,514,529

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended February 28, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

FDP SERIES, INC.	FEBRUARY 28, 2014	2

Schedule of Investments (continued)	Invesco Value FDP Fund

Affiliate	Shares Held at May 31, 2013	Shares Purchased	Shares Sold	Shares Held at February 28, 2014	Value at February 28, 2014	Income	Realized Gain (Loss)

The PNC Financial Services Group, Inc.	500	—	—	500	$40,890	$660	—

Portfolio Abbreviations

ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	US Dollar

•	Foreign currency exchange contracts outstanding as of February 28, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,472,508	CAD	1,628,105	Canadian Imperial Bank of Commerce	3/28/14	$3,037
USD	646,497	CAD	714,211	Goldman Sachs Group, Inc.	3/28/14	1,875
USD	1,011,466	CHF	897,030	Barclays Plc	3/28/14	(8,654)
USD	1,080,444	CHF	958,307	Citibank N.A.	3/28/14	(9,362)
USD	1,011,011	CHF	897,030	Goldman Sachs Group, Inc.	3/28/14	(9,109)
USD	1,335,029	EUR	970,096	Barclays Plc	3/28/14	(3,973)
USD	1,335,124	EUR	970,096	Canadian Imperial Bank of Commerce	3/28/14	(3,878)
USD	1,435,596	EUR	1,043,324	Citibank N.A.	3/28/14	(4,480)
USD	1,334,542	EUR	970,096	Goldman Sachs Group, Inc.	3/28/14	(4,460)
USD	1,144,895	GBP	685,212	Barclays Plc	3/28/14	(2,320)
USD	1,145,174	GBP	685,212	Canadian Imperial Bank of Commerce	3/28/14	(2,041)
USD	1,165,406	GBP	697,358	Citibank N.A.	3/28/14	(2,145)
USD	1,144,900	GBP	685,212	Goldman Sachs Group, Inc.	3/28/14	(2,315)
Total						$(47,825)

FDP SERIES, INC.	FEBRUARY 28, 2014	3

Schedule of Investments (continued)	Invesco Value FDP Fund

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$136,682,515	$2,645,204	—	$139,327,719
Short-Term Securities	—	6,196,881	—	6,196,881
Total	$136,682,515	$8,842,085	—	$145,524,600

[1]	See above Schedule of Investments for values in each industry excluding Level 2, which includes a portion of Diversified Telecommunication Services and Pharmaceuticals, within the table.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	—	$4,912	—	$4,912
Liabilities:
Foreign currency exchange contracts	—	(52,737)	—	(52,737)
Total	—	$(47,825)	—	$(47,825)

[2]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
FDP SERIES, INC.	FEBRUARY 28, 2014	4

Schedule of Investments (concluded)	Invesco Value FDP Fund

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of February 28, 2014, foreign currency at value of $60 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended February 28, 2014.

FDP SERIES, INC.	FEBRUARY 28, 2014	5

Schedule of Investments February 28, 2014 (Unaudited)	Marsico Growth FDP Fund
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Aerospace & Defense — 1.9%
General Dynamics Corp.	21,028	$2,303,407
Rolls-Royce Holdings PLC (a)	33,140	553,825

		2,857,232

Airlines — 0.9%
United Continental Holdings, Inc. (a)	29,970	1,347,451

Biotechnology — 15.0%
Biogen Idec, Inc. (a)	25,447	8,669,284
Celgene Corp. (a)	28,431	4,570,283
Gilead Sciences, Inc. (a)	117,566	9,733,289

		22,972,856

Chemicals — 9.2%
Ecolab, Inc.	29,290	3,155,997
Monsanto Co.	56,393	6,204,358
The Sherwin-Williams Co.	23,319	4,674,993

		14,035,348

Diversified Financial Services — 2.9%
Citigroup, Inc.	60,645	2,949,166
IntercontinentalExchange Group, Inc.	6,990	1,459,792

		4,408,958

Energy Equipment & Services — 2.4%
Schlumberger Ltd.	38,966	3,623,838

Food & Staples Retailing — 1.5%
CVS Caremark Corp.	31,281	2,287,892

Food Products — 2.3%
Green Mountain Coffee Roasters, Inc.	31,414	3,448,629

Hotels, Restaurants & Leisure — 8.2%
Panera Bread Co., Class A (a)	4,292	778,225
Starbucks Corp.	18,710	1,327,662
Starwood Hotels & Resorts Worldwide, Inc.	68,628	5,659,065
Wynn Resorts Ltd.	19,887	4,822,399

		12,587,351

Industrial Conglomerates — 1.9%
Tyco International Ltd.	70,728	2,983,307

Internet & Catalog Retail — 5.2%
Amazon.com, Inc. (a)	5,357	1,939,770
priceline.com, Inc. (a)	4,426	5,969,966

		7,909,736

Internet Software & Services — 11.8%
Facebook, Inc., Class A (a)	89,022	6,094,446
Google, Inc., Class A (a)	7,114	8,648,134
Common Stocks	Shares	Value

Internet Software & Services (concluded)
LinkedIn Corp., Class A (a)	10,365	$2,114,875
Yahoo!, Inc. (a)	30,833	1,192,312

		18,049,767

IT Services — 4.7%
FleetCor Technologies, Inc. (a)	6,196	805,046
Visa, Inc., Class A	28,143	6,358,630

		7,163,676

Media — 10.6%
CBS Corp., Class B	72,090	4,835,797
Comcast Corp., Class A	59,341	3,067,336
Liberty Global PLC, Class A (a)	26,387	2,283,795
Liberty Media Corp., Class A (a)	10,786	1,479,408
The Walt Disney Co.	56,314	4,550,734

		16,217,070

Oil, Gas & Consumable Fuels — 2.0%
Antero Resources Corp. (a)	24,613	1,485,148
Continental Resources, Inc. (a)	13,588	1,624,038

		3,109,186

Road & Rail — 5.9%
Canadian Pacific Railway Ltd.	29,380	4,612,660
Union Pacific Corp.	24,144	4,355,095

		8,967,755

Semiconductors & Semiconductor Equipment — 4.8%
ASML Holding NV - NY Shares	43,065	3,709,619
Texas Instruments, Inc.	81,399	3,659,699

		7,369,318

Software — 2.0%
Salesforce.com, Inc. (a)	49,153	3,065,673

Specialty Retail — 4.2%
The Gap, Inc.	38,840	1,699,250
The Home Depot, Inc.	19,502	1,599,749
TJX Cos., Inc.	52,167	3,206,184

		6,505,183

Total Long-Term Investments (Cost — $105,460,573) — 97.4%		148,910,226

Short-Term Securities	Par (000)

Time Deposits — 3.3%

United States — 3.3%
Brown Brothers Harriman & Co., 0.02%, 3/03/14	$5,001	5,000,895

FDP SERIES, INC.	FEBRUARY 28, 2014	1

Schedule of Investments (continued)	Marsico Growth FDP Fund
(Percentages shown are based on Net Assets)

Value

Total Short-Term Securities (Cost — $5,000,895) — 3.3%	$5,000,895

Total Investments (Cost — $110,461,468*) — 100.7%	153,911,121
Liabilities in Excess of Other Assets — (0.7)%	(1,063,401)

Net Assets — 100.0%	$152,847,720

*	As of February 28, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$110,520,161

Gross unrealized appreciation	$43,651,700
Gross unrealized depreciation	(260,740)

Net unrealized appreciation	$43,390,960

Notes to Schedule of Investments
(a)	Non-income producing security.
Portfolio Abbreviations

GBP	British Pound
USD	US Dollar

•	Foreign currency exchange contracts outstanding as of February 28, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD	142,604	GBP	85,697	JPMorgan Chase Bank N.A.	3/03/14	$(900)

FDP SERIES, INC.	FEBRUARY 28, 2014	2

Schedule of Investments (concluded)	Marsico Growth FDP Fund

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	$148,356,401	$553,825	—	$148,910,226
Short-Term Securities	—	5,000,895	—	5,000,895

Total	$148,356,401	$5,554,720	—	$153,911,121

[1]	See above Schedule of Investments for values in each industry. Investments categorized as level 2 are included in Aerospace & Defense.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Liabilities:
Foreign currency exchange contracts	$(900)	—	—	$(900)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels for the period ended February 28, 2014.

FDP SERIES, INC.	FEBRUARY 28, 2014	3

Schedule of Investments February 28, 2014 (Unaudited)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Argentina — 0.0%
Arcos Dorados Holdings, Inc., Class A	6,650	$58,453

Australia — 3.4%
APA Group	47,341	282,490
Computershare Ltd.	61,466	653,013
Iluka Resources Ltd.	146,722	1,232,222
Oil Search Ltd.	65,290	504,289
Westpac Banking Corp.	101,500	3,046,215

		5,718,229

Austria — 1.2%
Erste Group Bank AG	54,367	1,924,523

Belgium — 1.7%
KBC Groep NV	44,115	2,789,917

Bermuda — 0.5%
Hiscox Ltd.	72,820	795,054

Brazil — 2.3%
EDP - Energias do Brasil SA	128,200	488,251
Gerdau SA - ADR	106,450	665,313
Itau Unibanco Holding SA, Preference Shares - ADR	29,189	388,797
M Dias Branco SA	20,100	702,075
Odontoprev SA	97,200	355,263
Petroleo Brasileiro SA - ADR	68,170	763,504
Telefonica Brasil SA - ADR	26,760	499,074

		3,862,277

Canada — 0.5%
Canadian Utilities Ltd., Class A	8,240	291,633
Cenovus Energy, Inc.	18,180	481,221

		772,854

China — 0.4%
China Unicom Hong Kong Ltd.	410,000	542,654
Wumart Stores, Inc., Class H	130,000	154,388

		697,042

Denmark — 0.5%
TDC A/S	76,487	759,706

France — 10.4%
BNP Paribas SA	30,559	2,496,130
Danone SA	36,795	2,594,625
Dassault Systemes SA	6,420	737,988
GDF Suez	59,074	1,512,820
Legrand SA	9,682	598,627
LVMH Moet Hennessy Louis Vuitton SA	9,606	1,776,257
Pernod Ricard SA	18,502	2,170,977
Publicis Groupe SA	18,488	1,754,608
Schneider Electric SA	33,937	3,019,961
Common Stocks	Shares	Value

France (concluded)
Technip SA	8,100	$792,984

		17,454,977

Germany — 6.8%
Bayer AG, Registered Shares	22,633	3,209,368
Deutsche Wohnen AG (a)	31,746	653,122
Infineon Technologies AG	91,599	1,036,919
Linde AG	13,368	2,766,892
Siemens AG, Registered Shares	22,397	2,986,136
Symrise AG	16,420	805,461

		11,457,898

Hong Kong — 4.7%
AIA Group Ltd.	477,600	2,340,020
China Resources Gas Group Ltd.	206,000	725,928
Hutchison Whampoa Ltd.	114,000	1,539,938
Li & Fung Ltd.	1,336,000	1,752,299
Sands China Ltd.	188,800	1,585,391

		7,943,576

India — 0.7%
HDFC Bank Ltd. - ADR	22,510	756,111
Reliance Industries Ltd.	37,134	480,336

		1,236,447

Ireland — 1.1%
Experian PLC	54,942	993,772
Paddy Power PLC	10,026	839,066

		1,832,838

Israel — 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	162,060	264,000

Italy — 1.6%
Snam SpA	167,090	950,618
Telecom Italia SpA, Non-Convertible Savings Shares	688,399	602,712
UniCredit SpA	146,146	1,159,788

		2,713,118

Japan — 18.9%
AEON Financial Service Co., Ltd.	27,200	668,384
Chugoku Marine Paints Ltd.	2,000	11,620
Denso Corp.	54,700	2,934,725
Honda Motor Co., Ltd.	75,000	2,699,480
Inpex Corp.	59,400	754,777
Japan Tobacco, Inc.	58,000	1,847,284
JGC Corp.	45,000	1,669,054
JSR Corp.	68,300	1,174,159
KDDI Corp.	52,400	3,204,554
Kobayashi Pharmaceutical Co., Ltd.	7,000	396,536

FDP SERIES, INC.	FEBRUARY 28, 2014	1

Schedule of Investments (continued)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value

Japan (concluded)
Mitsubishi Corp.		47,200	$905,929
Mitsubishi Estate Co, Ltd.		69,000	1,636,545
Mitsubishi UFJ Financial Group, Inc.		265,700	1,539,640
Nippon Television Network Corp.		54,400	907,183
Nomura Research Institute Ltd.		25,000	817,870
Santen Pharmaceutical Co., Ltd.		42,500	1,992,533
Sony Financial Holdings, Inc.		36,400	588,903
Sumitomo Mitsui Financial Group, Inc.		55,400	2,487,352
Sundrug Co., Ltd.		19,800	798,585
Tokyo Gas Co., Ltd.		231,000	1,160,436
Yahoo! Japan Corp.		225,200	1,427,865
Yamato Holdings Co., Ltd.		97,100	2,015,895

			31,639,309

Netherlands — 7.5%
Akzo Nobel NV		35,188	2,908,903
Delta Lloyd NV		29,110	829,230
Heineken NV		13,577	916,772
ING Groep NV - CVA (a)		132,770	1,928,094
Reed Elsevier NV		32,417	709,441
Royal Dutch Shell PLC, Class A		142,414	5,184,594

			12,477,034

Portugal — 0.2%
Galp Energia SGPS SA		22,980	385,359

Republic of Korea — 0.7%
Kia Motors Corp.		20,880	1,084,847

Russia — 0.2%
Sberbank of Russia - ADR		37,945	385,901

Singapore — 0.8%
DBS Group Holdings Ltd.		105,000	1,369,739

Spain — 0.7%
Inditex SA		7,886	1,132,385

Sweden — 2.3%
Atlas Copco AB, Class A		80,510	2,257,168
Telefonaktiebolaget LM Ericsson, Class B		122,202	1,579,684

			3,836,852

Switzerland — 12.1%
Julius Baer Group Ltd. (a)		27,777	1,299,884
Nestle SA, Registered Shares		61,920	4,677,756
Novartis AG, Registered Shares		66,010	5,494,018
Roche Holding AG		5,265	1,621,093
Schindler Holding AG, Participation Certificates		11,942	1,789,212
Sonova Holding AG, Registered Shares (a)		6,970	983,981
UBS AG, Registered Shares (a)		139,810	2,990,949
Common Stocks		Shares	Value

Switzerland (concluded)
Zurich Insurance Group AG (a)		4,694	$1,436,419

			20,293,312

Taiwan — 1.8%
MediaTek, Inc.		131,000	1,931,170
Taiwan Semiconductor Manufacturing Co., Ltd.		277,439	1,000,806

			2,931,976

Thailand — 0.4%
Kasikornbank PCL - NVDR		132,900	696,107

Turkey — 0.1%
Turkcell Iletisim Hizmetleri AS (a)		40,550	210,624

United Kingdom — 13.9%
BG Group PLC		81,260	1,478,422
BT Group PLC		115,250	792,670
Cairn Energy PLC (a)		77,078	256,366
Compass Group PLC		69,160	1,093,152
GlaxoSmithKline PLC		120,387	3,371,995
HSBC Holdings PLC		400,864	4,230,723
Reckitt Benckiser Group PLC		20,017	1,646,680
Rio Tinto PLC		66,920	3,837,238
Royal Bank of Scotland Group PLC (a)		351,840	1,926,668
Standard Chartered PLC		46,414	982,509
Vodafone Group PLC		378,202	1,575,952
Whitbread PLC		27,451	2,060,190

			23,252,565

United States — 2.5%
Autoliv, Inc.		15,840	1,526,025
Cognizant Technology Solutions Corp., Class A (a)		13,860	1,442,272
Joy Global, Inc.		22,240	1,223,200

			4,191,497

Total Long-Term Investments (Cost — $126,647,455) — 98.1%			164,168,416

Short-Term Securities		Par (000)

Time Deposits — 1.7%

Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 3/03/14	JPY	1,318	12,947

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.08%, 3/03/14	GBP	2	4,088

FDP SERIES, INC.	FEBRUARY 28, 2014	2

Schedule of Investments (continued)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)

Time Deposits		Par (000)	Value

United States — 1.7%
Brown Brothers Harriman & Co., 0.04%, 3/03/14	USD	2,922	$2,921,808

Total Short-Term Securities (Cost — $2,938,843) — 1.7%			2,938,843

			Value

Total Investments (Cost — $129,586,298*) — 99.8%			$167,107,259
Other Assets Less Liabilities — 0.2%			282,197

Net Assets — 100.0%			$167,389,456

*	As of February 28, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost			$132,255,250

Gross unrealized appreciation			$41,756,609
Gross unrealized depreciation			(6,904,600)

Net unrealized appreciation			$34,852,009

Notes to Schedule of Investments
(a)	Non-income producing security.
Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Certificaten Van Aandelen (Dutch Certificate)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar

•	Foreign currency exchange contracts outstanding as of February 28, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

AUD	31,151	USD	27,968	Goldman Sachs Group, Inc.	3/03/14	$(170)
CAD	32,658	USD	29,340	Goldman Sachs Group, Inc.	3/03/14	154
EUR	32,939	USD	45,048	UBS AG	3/03/14	419
GBP	2,776	USD	4,622	Barclays PLC	3/03/14	26
TRY	48,868	USD	22,089	Goldman Sachs Group, Inc.	3/03/14	21
USD	61,256	HKD	475,395	Citibank N.A.	3/03/14	(2)
USD	17,156	JPY	1,752,005	Brown Brothers Harriman & Co.	3/03/14	(60)
AUD	20,871	USD	18,655	Goldman Sachs Group, Inc.	3/04/14	(31)
CAD	9,864	USD	8,865	Goldman Sachs Group, Inc.	3/04/14	43
CAD	6,662	USD	5,987	Goldman Sachs Group, Inc.	3/04/14	29
EUR	58,821	USD	80,648	Citibank N.A.	3/04/14	542
EUR	68,355	USD	94,400	Deutsche Bank AG	3/04/14	(49)
FDP SERIES, INC.	FEBRUARY 28, 2014	3

Schedule of Investments (continued)	MFS Research International FDP Fund

•	Foreign currency exchange contracts outstanding as of February 28, 2014 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

GBP	3,330	USD	5,557	Deutsche Bank AG	3/04/14	$19
HKD	55,520	USD	7,153	Credit Suisse International	3/04/14	1
TRY	52,673	USD	23,925	Deutsche Bank AG	3/04/14	(94)
TRY	11,119	USD	5,041	Deutsche Bank AG	3/04/14	(10)
USD	12,930	JPY	1,317,600	Brown Brothers Harriman & Co.	3/04/14	(16)
USD	5,721	JPY	584,410	Citibank N.A.	3/04/14	(21)
USD	5,719	JPY	583,182	Deutsche Bank AG	3/04/14	(11)
AUD	70,528	USD	62,971	Goldman Sachs Group, Inc.	3/05/14	(35)
CAD	46,682	USD	42,206	Goldman Sachs Group, Inc.	3/05/14	(47)
CHF	140,064	USD	159,145	Credit Suisse International	3/05/14	109
DKK	34,172	USD	6,324	Goldman Sachs Group, Inc.	3/05/14	(4)
EUR	44,806	USD	61,872	Credit Suisse International	3/05/14	(26)
EUR	241,791	USD	333,919	Deutsche Bank AG	3/05/14	(174)
GBP	145,322	USD	243,339	Credit Suisse International	3/05/14	10
JPY	21,525,401	USD	210,743	Goldman Sachs Group, Inc.	3/05/14	767
SEK	205,774	USD	32,109	Citibank N.A.	3/05/14	(15)
SGD	16,465	USD	12,998	Deutsche Bank AG	3/05/14	(10)
USD	60,506	EUR	43,817	Credit Suisse International	3/05/14	25
BRL	8,211	USD	3,517	Brown Brothers Harriman & Co.	3/06/14	(16)
BRL	7,841	USD	3,359	Brown Brothers Harriman & Co.	3/06/14	(15)
BRL	9,083	USD	3,891	Brown Brothers Harriman & Co.	3/06/14	(17)
Total						$1,342

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

FDP SERIES, INC.	FEBRUARY 28, 2014	4

Schedule of Investments (continued)	MFS Research International FDP Fund

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks:
Argentina	$58,453	—	—	$58,453
Australia	—	$5,718,229	—	5,718,229
Austria	—	1,924,523	—	1,924,523
Belgium	—	2,789,917	—	2,789,917
Bermuda	795,054	—	—	795,054
Brazil	3,862,277	—	—	3,862,277
Canada	772,854	—	—	772,854
China	—	697,042	—	697,042
Denmark	759,706	—	—	759,706
France	737,988	16,716,989	—	17,454,977
Germany	653,122	10,804,776	—	11,457,898
Hong Kong	—	7,943,576	—	7,943,576
India	756,111	480,336	—	1,236,447
Ireland	—	1,832,838	—	1,832,838
Israel	—	264,000	—	264,000
Italy	—	2,713,118	—	2,713,118
Japan	—	31,639,309	—	31,639,309
Netherlands	—	12,477,034	—	12,477,034
Portugal	—	385,359	—	385,359
Republic of Korea	—	1,084,847	—	1,084,847
Russia	385,901	—	—	385,901
Singapore	—	1,369,739	—	1,369,739
Spain	—	1,132,385	—	1,132,385
Sweden	—	3,836,852	—	3,836,852
Switzerland	—	20,293,312	—	20,293,312
Taiwan	—	2,931,976	—	2,931,976
Thailand	—	696,107	—	696,107
Turkey	—	210,624	—	210,624
United Kingdom	—	23,252,565	—	23,252,565
United States	4,191,497	—	—	4,191,497
Short-Term Securities	—	2,938,843	—	2,938,843

Total	$12,972,963	$154,134,296	—	$167,107,259

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Assets:
Foreign currency exchange contracts	$2,165	—	—	$2,165
Liabilities:
Foreign currency exchange contracts	(823)	—	—	(823)

Total	$1,342	—	—	$1,342

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

FDP SERIES, INC.	FEBRUARY 28, 2014	5

Schedule of Investments (concluded)	MFS Research International FDP Fund

The carrying amount for certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of February 28, 2014, foreign currency at value of $6,849 is categorized as Level 1 within the disclosure hierarchy.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy.

As of May 31, 2013, securities with a value of $2,178,257 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of February 28, 2014. Therefore, these securities were transferred from Level 2 to Level 1 during the period

June 1, 2013 to February 28, 2014.

FDP SERIES, INC.	FEBRUARY 28, 2014	6

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

FDP Series, Inc.

Date: April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

FDP Series, Inc.

Date: April 22, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

FDP Series, Inc.

Date: April 22, 2014